Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 214.1	$ 207.5	$ 258.9	$ 248.0
Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	179.0	169.6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	35.1	37.9
Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Common Stock
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	35.1	37.9
Common Stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Common Stock | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	35.1	37.9
Common Stock | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	12.0	5.5
Money market funds, cash and other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	12.0	5.5
Money market funds, cash and other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Money market funds, cash and other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Fixed income | Mutual and pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	46.4	54.0
Fixed income | Mutual and pooled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	46.4	54.0
Fixed income | Mutual and pooled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Fixed income | Mutual and pooled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Equities | Mutual and pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	120.6	110.1
Equities | Mutual and pooled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	120.6	110.1
Equities | Mutual and pooled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Equities | Mutual and pooled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 0.0	$ 0.0